Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted (Loss) Income Per Common Stock (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A Common Stock Subject to Possible Redemption [Member]
Schedule of Basic and Diluted (Loss) Income Per Common Stock [Line Items]
Weighted Average common stock, diluted	1,097,718	2,441,063	1,457,184	12,204,321
Diluted net income (loss) per share, common stock	$ (0.06)	$ (0.01)	$ (0.18)	$ 0.00
Non-redeemable Common Stock [Member]
Schedule of Basic and Diluted (Loss) Income Per Common Stock [Line Items]
Weighted Average common stock, diluted	4,271,712	3,457,807	4,271,712	3,457,807
Diluted net income (loss) per share, common stock	$ (0.06)	$ (0.01)	$ (0.18)	$ 0.00